Deposits, Prepayments and Deferred Expenses (Tables)	6 Months Ended
Jun. 30, 2025
Disclosure of Deposits Prepayments and Deferred Expenses [Abstract]
Disclosure of Detailed Information about Deposits Prepayments and Deferred Expenses Explanatory

	As of June 30, 2025	As of December 31, 2024
(In thousands)
Prepayments	$651	$360
Value-Added Tax recoverable	178	127
Deposits	6	14
	$835	$501